FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise

The table below summarizes the financial assets and financial liabilities carried at fair value at December 31, 2018 and 2017, excluding Liabilities subjected to compromise (note 28).

	Accounting measurement	2018		2017
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	287,491	287,491	277,500	277,500
Cash equivalents	Fair value	4,097,838	4,097,838	6,585,184	6,585,184
Short-term investments	Fair value	238,962	238,962	136,286	136,286
Accounts receivable (i)	Amortized cost	6,516,555	6,516,555	7,367,442	7,367,442
Available-for-sale financial asset	Fair value	1,843,778	1,843,778	1,965,972	1,965,972
Dividends receivable	Amortized cost	2,566,935	2,566,935	2,012,146	2,012,146
Liabilities
Trade payables (i)	Amortized cost	8,818,870	8,818,870	5,170,970	5,170,970
Borrowings and financing (ii) (iv)	Amortized cost	7,140,960	7,140,960	54,251	54,251
Public debentures (iv)		3,103,106	3,103,106
Senior notes (iv)		6,205,840	6,937,764
Dividends and interest on capital	Amortized cost	6,168	6,168	6,222	6,222
Licenses and concessions payable (iii)	Amortized cost	85,619	85,619	20,910	20,910
Tax refinancing program (iii)	Amortized cost	553,206	553,206	888,777	888,777

(i) The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value. Under the terms and conditions of the Plan, suppliers claiming up to R$150,000, would receive their claims within up to 20 business days, after the date they elect this payment option, which ended on February 26, 2018. As for suppliers claiming more than R$150,000, in turn, would receive the remaining balance in four annual installments, which were adjusted to present value.

(ii) Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.

(iii) The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.

(iv) As a result of the approved Judicial Reorganization Plan, borrowings and financing were novated and their balances recalculated pursuant to the existing terms and conditions, in accordance with the plan’s stages for debt restructuring purposes. The present value adjustment recognized on the balance sheet with respect to each financial liability is amortized on a straight-line basis over the term of that financial liability as a financial expense.

Schedule of Fair Value Measurement Hierachy

There were no transfers between levels during December 31, 2018 and 2017.

	Fair value measurement hierarchy	Fair value 2018	Fair value 2017
Assets
Cash	Level 1	287,491	277,500
Cash equivalents	Level 2	4,097,838	6,585,184
Short-term investments	Level 2	238,962	136,286
Held-for-sale financial asset (Note 26)	Level 3	1,843,778	1,965,972

Schedule of Financial Assets

Foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows (includes intragroup balances):

	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash	70,116	70,116	82,482	82,482
Cash equivalents	154,514	154,514	1,307	1,307
Short-term investments			662	662
Financial liabilities
Borrowings and financing	8,816,766	9,548,690	(*)	(*)

(*) In light of the filing of the judicial reorganization request on June 20, 2016 the Company’s foreign currency-denominated financial liabilities are part of the list of payables subject to renegotiation.

These assets and liabilities are presented in the balance sheet as follows:

	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	3,943,324	3,943,324	6,583,877	6,583,877
Short-term investments	238,962	238,962	135,624	135,624
Financial liabilities
Borrowings and financing	7,633,140	7,633,140

Schedule of Exchange Rates Used for Foreign Currency Translation

The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate		Rate
Description	2018	Depreciation	2017	Depreciation
Probable scenario
US dollar	3.8748	0%	3.3080	0%
Euro	4.4390	0%	3.9693	0%
Possible scenario
US dollar	4.8435	25%	4.1350	25%
Euro	5.5488	25%	4.9616	25%
Remote scenario
US dollar	5.8122	50%	4.9620	50%
Euro	6.6585	50%	5.9540	50%

Impact of Foreign Exchange Exposure

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar debt	Dollar appreciation	15,216,581	19,020,726	22,824,872
US dollar cash	Dollar depreciation	(154,852)	(193,566)	(232,279)
Euro debt	Euro appreciation	2,656,697	3,320,871	3,985,045
Euro cash	Euro depreciation	(69,777)	(87,221)	(104,666)
Present value adjustment	Dollar/euro depreciation	(9,046,285)	(11,307,855)	(13,569,427)

Total assets/liabilities indexed to exchange fluctuation		8,602,364	10,752,955	12,903,545

Total (gain) loss			2,150,591	4,301,181

Schedule of Exchange Rates Used for Interest Rate Contracts

Interest rate fluctuation risk sensitivity analysis

Management believes that the most material risk related to interest rate fluctuations arises from its liabilities pegged to the TJLP and primarily the CDI. This risk is associated to an increase in those rates. It is worth mentioning that the TJLP rate remained stable at 7.0% per year from April 1, 2017 to until December 31, 2017. Beginning January 1, 2018, the TJLP was being successively reduced: 6.75% per year up to March 2018, 6.6% per year from April to June 2018, 6.56% from July to September 2018, and increased again from October to December 2018, to 6.98% per year. At the end of the quarter, however, the National Monetary Council decided to increase this rate again to 7.03% per year, effective for January-March 2019.

Management estimated the fluctuation scenarios of the rates CDI and TJLP as at December 31, 2018. The rates used for the probable scenario were the rates prevailing at the end of the reporting year.

For purposes of this analysis, the rates used for the probable scenario were the rates prevailing at the end of December 2018 and 2017. The probable rates were then depreciated by 25% and 50%, and used as benchmark for the possible and remote scenarios.

2018
Interest rate scenarios
Probable scenario		Possible scenario		Remote scenario
CDI	TJLP	CDI	TJLP	CDI	TJLP
6.40	6.98	8.00	8.73	9.60	10.47

Impact of Interest Rate Exposure

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	4,122,410	5,373,161	6,714,517
TJLP-indexed debt	TJLP increase	4,067,506	5,011,606	6,030,280

Total assets/liabilities pegged to the interest rate		8,189,916	10,384,767	12,744,797

Total (gain) loss			2,194,851	4,554,881